Employment Benefits - Summary of Principal Assumptions on Actuarial Valuation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Future salary and benefit levels	4.82%	4.55%
Weighted average duration	9 years 6 months 7 days	8 years 10 months 2 days
Bottom of range [member]
Statement [Line Items]
Discount rate	4.06%	5.16%
Top of range [member]
Statement [Line Items]
Discount rate	5.44%	5.19%